RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Other accounts payable	$ 0	$ 5
Amounts charged to:
General and administrative expense	332	268	119
Financial expense	$ 0	$ 0	$ 60